SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Reconciliation) (Details) - Call options $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Measurement Input, Exercise Price [Member]
Reconciliation of the fair value measurements
Measurement input	1.59
Measurement Input, Risk Free Interest Rate [Member]
Reconciliation of the fair value measurements
Measurement input	1.59
Measurement Input, Expected Dividend Rate [Member]
Reconciliation of the fair value measurements
Measurement input	0
Measurement Input, Option Volatility [Member]
Reconciliation of the fair value measurements
Measurement input	44
Fair Value, Inputs, Level 3 [Member]
Reconciliation of the fair value measurements
Initial recognition	$ 693
Decrease as a result of exercise	(458)
Change in fair value for the period	1,149
Balance as of December 31, 2019	$ 1,384